CIRR-system	6 Months Ended
Jun. 30, 2025
CIRR-system
CIRR-system

Note 8. CIRR-system

Pursuant to the company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative compensation, which is calculated based on the principal amount outstanding.

The administrative compensation paid by the state to SEK is recognized in the CIRR-system as administrative remuneration to SEK. Refer to the following tables of the statement of comprehensive income and statement of financial positions for the CIRR-system, presented as reported to the owner. Interest expenses include interest expenses for loans between SEK and the CIRR-system which reflects the borrowing cost for the CIRR-system. Interest expenses for derivatives hedging CIRR-loans are also recognized as interest expenses, which differs from SEK’s accounting principles. Arrangement fees to SEK are recognized together with other arrangement fees as interest expenses.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of June 30, 2025, there were no concessionary loans outstanding (year-end 2024: Skr 64 million) and operating profit for the program amounted to Skr -1 million (1H24: Skr -4 million) for the period January-June 2025. SEK’s administrative compensation for administrating the concessionary credit program amounted to Skr 0 million (1H24: Skr 0 million).

Statement of Comprehensive Income for the CIRR-system

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2025	2025	2024	2025	2024	2024
Interest income	540	563	576	1,103	1,162	2,302
Interest expenses	-583	-598	-505	-1,181	-1,028	-2,070
Interest compensation	–	–	–	–	–	–
Exchange-rate differences	1	1	0	2	1	1
Profit before compensation to SEK	-42	-34	71	-76	135	233
Administrative remuneration to SEK	-59	-71	-64	-130	-129	-240
Operating profit CIRR-system	-101	-105	7	-206	6	-7
Reimbursement to (–) / from (+) the State	101	105	-7	206	-6	7

Statement of Financial Position for the CIRR-system

	June 30,	December 31,
Skr mn	2025	2024
Cash and cash equivalents	0	0
Loans	91,050	101,657
Derivatives	2,399	3,939
Other assets	437	217
Prepaid expenses and accrued revenues	1,708	1,817
Total assets	95,594	107,630
Liabilities	93,734	106,093
Derivatives	606	266
Accrued expenses and prepaid revenues	1,254	1,271
Total liabilities	95,594	107,630
Commitments
Committed undisbursed loans	45,886	42,007